Pro Forma Loss Per Share: Schedule of pro forma basic and diluted loss per share (Details) - Pro Forma, Unaudited - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Pro-Forma net loss for the period	$ (2,397,771)	$ (1,691,933)
Basic and Diluted - weighted average number of shares outstanding	83,874,605	70,934,260
Pro-Forma Loss Per Share - Basic and Diluted	$ (0.03)	$ (0.02)